Financial investments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 9,070	$ 6,034
Fair Value through Profit and Loss (Investment in Rioglass)	7,000	0
Derivative assets	2,930	11,571
Other receivable accounts at amortized cost	73,375	35,065
Total non-current financial investments	92,375	52,670
Contracted concessional financial assets	159,380	159,128
Derivative assets	3,064	1,582
Other receivable accounts at amortized cost	99,954	80,124
Total current financial investments	$ 262,398	$ 240,834